Acquisitions and Disposals of Businesses and Assets	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Combinations [Abstract]
Mergers, Acquisitions and Dispositions Disclosures [Text Block]

2011 acquisitions

The Company made the following acquisition during the year:

Acquisition of an interest in First Uranium

On July 22, 2011, AngloGold Ashanti acquired 47,065,916 shares (or 19.79 percent) in First Uranium Corporation, a Canadian incorporated company, from Village Main Reef Limited, a South African incorporated company, at a price of CAD0.60 per share ($0.64 per share), representing an aggregate consideration of $30 million.

2011 disposal

The Company's disposal during the year included:

Disposal of ISSI

AngloGold Ashanti disposed of its subsidiary ISS International Limited ("ISSI") during the first quarter of 2011. The Company entered into a memorandum of understanding with The Institute of Mine Seismology relating to the disposal of ISSI. The sale was concluded on February 28, 2011, proceeds amounted to $9 million and the Company realized a profit of $2 million on disposal.

2010 disposals

The Company's disposals during the year included:

Disposal of Tau Lekoa

On February 17, 2009, AngloGold Ashanti announced the terms of the sale of its Tau Lekoa mine, together with the adjacent properties Weltevreden, Jonkerskraal and Goedgenoeg, to Simmer & Jack Mines Limited (“Simmers”). The sale was concluded effective August 1, 2010. The selling price of R600 million ($85 million) was payable in two tranches, R450 million ($64 million) was paid in cash on August 4, 2010 with the remaining R150 million ($21 million) (which was subject to certain offset adjustments) being settled on November 1, 2010.

Disposal of B2Gold

AngloGold Ashanti realized net proceeds of $68 million from the sale of its entire holding of 31,556,650 shares in Vancouver-based gold producer B2Gold Corp (“B2Gold”). This stake, equivalent to about 10.17 percent of B2Gold's outstanding shares, was sold on November 9, 2010 and the Company realized a profit of $45 million on disposal. The Company acquired a 15.9 percent direct interest in B2Gold during May 2008

2009 acquisitions

The Company made the following acquisitions during the year:

Acquisition of an effective 45 percent interest in the Kibali gold project

With effect from December 22, 2009, AngloGold Ashanti and Randgold Resources Limited (“Randgold”) each hold an effective 45 percent interest in the Kibali gold project (formerly the Moto gold project), while Société des Mines d'Or de Kilo-Moto (“SOKIMO”) (formerly L'Office des Mines d'Or de Kilo-Moto (“OKIMO”)), a Congolese parastatal, holds the remaining 10 percent stake, thereby maintaining the continued vested interest of the Government of the Democratic Republic of the Congo (“the DRC”) in the Kibali gold project.

The purchase price for the acquisition of AngloGold Ashanti's initial interest of 35 percent in the Kibali gold project was funded by an offering of 7,624,162 ordinary shares at an issue price of $37.25 per ADS (or R288.32 per ordinary share) which represented a 3 percent discount to the closing price of its ADS on the NYSE on August 31, 2009. The offering closed on September 8, 2009 and AngloGold Ashanti received total gross proceeds, before underwriting discounts and expenses, of $284 million. Total consideration for the effective 45 percent interest acquired in the Kibali gold project amounted to $345 million.

Acquisition of an additional interest in Sadiola

On December 29, 2009, AngloGold Ashanti, together with IAMGOLD Corporation purchased from the International Finance Corporation (“IFC”), the IFC's 6 percent stake in Société d'Exploitation des Mines d'or de Sadiola (“SEMOS”), which owns the Sadiola Gold Mine for $12 million (AngloGold Ashanti's share being $6 million) to be followed by contingent payments not exceeding $3 million (of which AngloGold Ashanti's share is $1.5 million). This transaction has resulted in AngloGold Ashanti and IAMGOLD each increasing their respective interest in Sadiola from 38 percent to 41 percent.

2009 disposal

The Company's disposal during the year included:

Disposal of Boddington Gold Mine

On January 28, 2009, AngloGold Ashanti announced that it had agreed to sell its 33.33 percent interest in the Boddington Gold Mine to Newmont Mining Corporation (“Newmont”). The transaction was completed on June 26, 2009 and the Company realized a profit of $56 million on the sale.

In terms of the agreement, the Company received payment of $750 million in cash during June 2009 and a further $240 million in December 2009. In addition, the Company is entitled to receive a royalty on any gold recovered or produced by the Boddington Gold Mine, where the gold price is in excess of Boddington Gold Mine's cash costs plus $600 per ounce. The royalty commenced on July 1, 2010 and is capped at a total amount of $100 million. All refunds and reimbursements between the Company and Newmont have been settled.